Cash flow information - Summary of Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Cash Flow Information [Abstract]
Interest received	¥ 8,231	¥ 206